Financial Instrument	6 Months Ended
Sep. 30, 2024
Financial Instrument [Abstract]
FINANCIAL INSTRUMENT

Note 7 — FINANCIAL INSTRUMENT

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Financial instrument, beginning	221,791	231,293	180,261
Net fair value change	9,502	3,031	2,362
Foreign currency adjustment	—	(11,552)	(9,003)
Financial instrument, ending	231,293	222,772	173,620

On July 8, 2019, Rectitude Pte. Ltd., a wholly-owned subsidiary of the Company, entered into a life insurance policy (the “Policy”) with an insurance company to insure against death and terminal illness of a shareholder of the Company. Under the Policy, the beneficiary and policy holder is Rectitude Pte. Ltd. and the insured sum is US$1,000,000 for the shareholder. The Company can terminate the Policy on the occurrence of the earliest of the death of the shareholder insured or other terms pursuant to the contracts. The Company paid the total insurance premium of US$182,595 at the inception of the policy. The fair value is based on the redemption value quoted by the insurance company. There is no change in valuation approach and technique. The insurance policy is pledged to the bank as security for the Company’s bank loans (Note 11).

This Policy is recorded in the consolidated financial statements as “financial instrument”, represented by the total cash surrender value of the contract stated in the annual statement of the policy (Level 3). Changes in the cash value is recognized as “other income” in the unaudited interim condensed consolidated statements of operations and comprehensive income.